Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
May 31, 2025

Dates Covered
Collections Period	05/01/25 - 05/31/25
Interest Accrual Period	05/15/25 - 06/15/25
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/25	221,439,518.59	15,876
Yield Supplement Overcollateralization Amount 04/30/25	10,766,608.75	0
Receivables Balance 04/30/25	232,206,127.34	15,876
Principal Payments	12,139,889.61	345
Defaulted Receivables	361,391.41	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/25	9,913,931.98	0
Pool Balance at 05/31/25	209,790,914.34	15,514

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.27%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	5,360,453.94	281
Past Due 61-90 days	1,367,764.03	76
Past Due 91-120 days	278,075.88	17
Past Due 121+ days	0.00	0
Total	7,006,293.85	374

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.19%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.75%
Delinquency Trigger Occurred	NO

Recoveries	359,351.09
Aggregate Net Losses/(Gains) - May 2025	2,040.32
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.01%
Prior Net Losses/(Gains) Ratio	-0.62%
Second Prior Net Losses/(Gains) Ratio	0.64%
Third Prior Net Losses/(Gains) Ratio	-0.45%
Four Month Average	-0.11%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.56%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.63%
Weighted Average Contract Rate, Yield Adjusted	8.37%
Weighted Average Remaining Term	31.06

Flow of Funds	$ Amount
Collections	13,386,218.16
Investment Earnings on Cash Accounts	19,346.93
Servicing Fee	(193,505.11)
Transfer to Collection Account	-
Available Funds	13,212,059.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	480,811.83
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	6,732,745.85
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	950,139.73

Total Distributions of Available Funds	13,212,059.98

Servicing Fee	193,505.11
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 05/15/25	216,523,660.19
Principal Paid	11,648,604.25
Note Balance @ 06/16/25	204,875,055.94

Class A-1
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2a
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-2b
Note Balance @ 05/15/25	0.00
Principal Paid	0.00
Note Balance @ 06/16/25	0.00
Note Factor @ 06/16/25	0.0000000%

Class A-3
Note Balance @ 05/15/25	82,353,660.19
Principal Paid	11,648,604.25
Note Balance @ 06/16/25	70,705,055.94
Note Factor @ 06/16/25	26.5808481%

Class A-4
Note Balance @ 05/15/25	89,920,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	89,920,000.00
Note Factor @ 06/16/25	100.0000000%

Class B
Note Balance @ 05/15/25	29,500,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	29,500,000.00
Note Factor @ 06/16/25	100.0000000%

Class C
Note Balance @ 05/15/25	14,750,000.00
Principal Paid	0.00
Note Balance @ 06/16/25	14,750,000.00
Note Factor @ 06/16/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	613,316.00
Total Principal Paid	11,648,604.25
Total Paid	12,261,920.25

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.33228%
Coupon	4.90228%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	223,041.16
Principal Paid	11,648,604.25
Total Paid to A-3 Holders	11,871,645.41

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6238148
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.8480062
Total Distribution Amount	12.4718210

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8385006
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.7917453
Total A-3 Distribution Amount	44.6302459

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	577.99
Noteholders' Principal Distributable Amount	422.01

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/25	4,915,858.40
Investment Earnings	17,751.51
Investment Earnings Paid	(17,751.51)
Deposit/(Withdrawal)	-
Balance as of 06/16/25	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,428,175.52	$1,784,470.18	1,244,974.40
Number of Extensions	79	90	62
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.73%	0.48%